Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and intangible assets
Schedule of goodwill and intangible assets

EURm	Goodwill	Intangible assets	Total
Acquisition cost at 1 January 2021	6 182	9 187	15 369
Translation differences	307	325	632
Additions	–	15	15
Acquisitions through business combinations(1)	63	24	87
Disposals and retirements	–	(52)	(52)
Acquisition cost at 31 December 2021	6 552	9 499	16 051
Accumulated amortization and impairment charges at 1 January 2021	(1 108)	(7 234)	(8 342)
Translation differences	(13)	(243)	(256)
Disposals and retirements	–	47	47
Amortization	–	(449)	(449)
Accumulated amortization and impairment charges at 31 December 2021	(1 121)	(7 879)	(9 000)
Net book value at 1 January 2021	5 074	1 953	7 027
Net book value at 31 December 2021	5 431	1 620	7 051
Acquisition cost at 1 January 2022	6 552	9 499	16 051
Translation differences	247	249	496
Additions	–	49	49
Disposals and retirements	–	(19)	(19)
Acquisition cost at 31 December 2022	6 799	9 778	16 577
Accumulated amortization and impairment charges at 1 January 2022	(1 121)	(7 879)	(9 000)
Translation differences	(11)	(190)	(201)
Disposals and retirements	–	19	19
Amortization	–	(465)	(465)
Accumulated amortization and impairment charges at 31 December 2022	(1 132)	(8 515)	(9 647)
Net book value at 1 January 2022	5 431	1 620	7 051
Net book value at 31 December 2022	5 667	1 263	6 930

(1)   In 2021, Nokia acquired 100% ownership interest in Zyzyx, Inc. Goodwill of this acquisition was allocated to the Network Infrastructure operating segment.

Schedule of intangible assets by type

EURm	2022	2021
Customer relationships	923	1 178
Patents and licenses	151	183
Technologies and IPR&D	83	133
Tradenames and other	106	126
Total	1 263	1 620

(1)   The largest movements are due to amortization and translation differences, with the exception of Technologies and IPR&D, which included acquired technology EUR 24 million in 2021.

Schedule of the allocation of goodwill to groups of CGU's

EURm	2022	2021
Network Infrastructure	2 812	2 690
Mobile Networks	2 284	2 191
Cloud and Network Services	571	550

Schedule of key assumptions applied in impairment testing analysis

Key assumption %	Terminal growth rate		Post-tax discount rate
	2022	2021	2022	2021
Network Infrastructure	1.6	1.4	9.0	7.7
Mobile Networks	1.3	1.2	7.7	7.7
Cloud and Network Services	1.8	1.6	7.0	6.9